General information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General Information [Abstract]
Net loss	$ (23,724,950)	$ (8,010,358)	$ (4,565,754)
Accumulated losses	$ (54,116,352)